Consolidated Statements of Changes inShareholders' Equity (Deficit) (Parenthetical) - shares				12 Months Ended
	Aug. 08, 2024	Jul. 22, 2024	Feb. 22, 2023	Sep. 30, 2025
Statement of Stockholders' Equity [Abstract]
Stock issued during the period, shares	56,342	2,150,000	14,990,000	40,000,000